Right-of-use assets and lease liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets And Lease Liabilities
Balance at the beginning of the year	$ 19,638	$ 25,689
New contracts	2,018	5,174
Payments of lease liabilities	(17,091)	(9,827)	$ (9,100)
Interest paid on lease liabilities	(994)	(1,415)	(1,385)
Remeasurement	419	(302)
Interest accrued	542	1,272
Foreign exchange effect	489	(952)
Balance at the end of the year	5,021	19,638	$ 25,689
Current liabilities	3,661	16,246
Non-current liabilities	$ 1,360	$ 3,393